                          PHOENIX INVESTMENT PARTNERS


                               SEMIANNUAL REPORT


                                                       DECEMBER 31, 1999




     ABERDEEN



                                                       Phoenix-Aberdeen
                                                       Worldwide
                                                       Opportunities
                                                       Fund





[LOGO]   PHOENIX
         INVESTMENT PARTNERS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial report for the Phoenix-Aberdeen Worldwide Opportunities Fund for the six months ended
December 31, 1999. The financial statements contained in this report also reflect the merger of the Phoenix-Engemann Global Growth Fund into the Phoenix-Aberdeen Worldwide Opportunities Fund in a non-taxable transaction effective October 22, 1999.

  If you have any questions, please contact your financial advisor or call a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

DECEMBER 31, 1999

             --------------------------------------------------
             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the
             principal invested.
               --------------------------------------------------

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                        INVESTMENTS AT DECEMBER 31, 1999
                                  (UNAUDITED)

                                                SHARES        VALUE
                                              -----------  ------------
COMMON STOCKS--35.0%

UNITED STATES--35.0%
AT&T Corp. (Telecommunications (Long
Distance))..............................           50,001  $  2,537,551

American Express Co. (Financial
(Diversified))..........................            8,000     1,330,000
American International Group, Inc.
(Insurance (Multi-Line))................           27,250     2,946,406

Bank of America Corp. (Banks (Money
Center))................................           34,000     1,706,375
CIGNA Corp. (Insurance (Multi-Line))....           15,000     1,208,437
Caterpillar, Inc. (Machinery
(Diversified))..........................           26,000     1,223,625
Chase Manhattan Corp. (The) (Banks
(Money Center)).........................           33,000     2,563,687

Citigroup, Inc. (Financial
(Diversified))..........................           60,000     3,333,750
Claire's Stores, Inc. (Retail
(Specialty))............................           55,000     1,230,625
Clorox Co. (The) (Household Products
(Non-Durable))..........................           12,000       604,500

Computer Network Technology Corp.
(Computers (Hardware))(b)...............          130,000     2,981,875

Corning, Inc. (Manufacturing
(Diversified))..........................           31,000     3,997,063
Crown Castle International Corp.
(Services (Commercial & Consumer))(b)...           45,000     1,445,625

Delphi Automotive Systems Corp. (Auto
Parts & Equipment)......................          116,000     1,827,000

Diebold, Inc. (Manufacturing
(Specialized))..........................           27,000       634,500
Dycom Industries, Inc. (Engineering &
Construction)(b)........................           75,000     3,304,687

Eaton Corp. (Manufacturing
(Diversified))..........................           11,000       798,875
First Data Corp. (Services (Data
Processing))............................           26,000     1,282,125
GTE Corp. (Telephone)...................           23,000     1,622,938
Gadzoox Networks, Inc. (Computers
(Hardware))(b)..........................           35,000     1,524,687
General Dynamics Corp.
(Aerospace/Defense).....................           22,000     1,160,500
General Electric Co. (Electrical
Equipment)..............................            5,000       773,750
Gillette Co. (The) (Personal Care)......            7,000       288,313
Goldman Sachs Group, Inc. (The)
(Investment Banking/Brokerage)..........           22,000     2,072,125

Hartford Financial Services Group, Inc.
(The) (Insurance (Multi-Line))..........           20,000       947,500
                                                SHARES        VALUE
                                              -----------  ------------
UNITED STATES--CONTINUED

Healtheon/WebMD Corp. (Computers
(Software & Services))(b)...............           60,000  $  2,250,000

Hershey Foods Corp. (Foods).............           21,000       997,500
Honeywell International, Inc.
(Manufacturing (Diversified))...........           54,000     3,115,125

Illinois Tool Works, Inc. (Manufacturing
(Diversified))..........................           12,000       810,750

Ingersoll-Rand Co. (Machinery
(Diversified))..........................            4,000       220,250
Intel Corp. (Electronics
(Semiconductors)).......................           36,100     2,971,481
Lucent Technologies, Inc.
(Communications Equipment)..............            3,000       224,437

MasTec, Inc. (Engineering &
Construction)(b)........................           30,000     1,335,000
MediaOne Group, Inc. (Broadcasting
(Television, Radio & Cable))(b).........           20,000     1,536,250

MedicaLogic, Inc. (Health Care
(Specialized Services))(b)..............           19,000       399,000

Microsoft Corp. (Computers (Software &
Services))(b)...........................            5,395       629,866

Minnesota Mining and Manufacturing Co.
(Manufacturing (Diversified))...........           14,000     1,370,250

Monsanto Co. (Chemicals
(Diversified))..........................           10,000       356,250
Morgan (J.P.) & Co., Inc. (Banks (Money
Center))................................           16,000     2,026,000

Network Access Solutions Corp.
(Electronics (Component
Distributors))(b).......................           80,000     2,640,000

Quanta Services, Inc. (Engineering &
Construction)(b)........................           26,000       734,500

Rambus, Inc. (Services (Commercial &
Consumer))(b)...........................           21,000     1,416,188

SBC Communications, Inc. (Telephone)....           44,000     2,145,000
SLM Holding Corp. (Financial
(Diversified))..........................           52,000     2,197,000
Solectron Corp. (Electrical
Equipment)(b)...........................           20,000     1,902,500
Sun Microsystems, Inc. (Computers
(Hardware))(b)..........................            2,630       203,661

  2                    See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
UNITED STATES--CONTINUED
Synopsys, Inc. (Computers (Software &
Services))(b)...........................           24,000  $  1,602,000
Tyco International Ltd. (Manufacturing
(Diversified))..........................           78,100     3,036,138

Viatel, Inc. (Telecommunications (Long
Distance))(b)...........................            4,870       261,154

Vixel Corp. (Computers
(Networking))(b)........................           44,000       750,750
Wal-Mart Stores, Inc. (Retail (General
Merchandise))...........................            5,000       345,625

Watson Pharmaceuticals, Inc. (Health
Care (Generic and Other))(b)............           30,000     1,074,375
Wells Fargo Co. (Banks (Major
Regional))..............................           47,000     1,900,562
                                                           ------------
                                                             81,798,131
                                                           ------------
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $74,551,801)                                81,798,131
-----------------------------------------------------------------------

FOREIGN COMMON STOCKS--64.4%
ARGENTINA--0.0%
Perez Companc SA Sponsored ADR (Oil &
Gas (Exploration & Production)).........           12,000       122,894
                                                           ------------

AUSTRALIA--1.0%
Australian Gas Light Co., Ltd. (Natural
Gas)....................................          150,000       881,037
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................          293,000     1,366,757
                                                           ------------
                                                              2,247,794
                                                           ------------

BELGIUM--0.2%
Dexia (Banks (Major Regional))(b).......            3,220       532,505
                                                           ------------

BRAZIL--0.7%
Tele Centro Sul Participacoes SA ADR
(Telecommunications (Long Distance))....            4,200       381,150

Tele Norte Leste Participacoes SA ADR
(Telecommunications (Long Distance))....           12,600       321,300

Tele Sudeste Celular Participacoes SA
ADR (Telecommunications
(Cellular/Wireless))....................           13,000       504,563
                                                SHARES        VALUE
                                              -----------  ------------
BRAZIL--CONTINUED

Telesp Participacoes SA ADR
(Telecommunications (Long Distance))....           21,500  $    525,406
                                                           ------------
                                                              1,732,419
                                                           ------------

CANADA--0.1%
Nortel Networks Corp. (Communications
Equipment)..............................            3,000       303,000
                                                           ------------

DENMARK--0.6%
Danisco A/S (Foods).....................           13,834       538,681
Tele Danmark A/S (Telephone)............           10,138       752,516
Tele Denmark A/S Sponsored ADR
(Telecommunications (Long Distance))....            5,000       188,750
                                                           ------------
                                                              1,479,947
                                                           ------------

FINLAND--2.6%
Helsingin Puhelin Oyj (Telephone).......           14,535     1,210,640
Nokia Oyj (Communications Equipment)....           11,130     2,017,726
Nokia Oyj Sponsored ADR (Communications
Equipment)..............................            9,600     1,824,000

Stora Enso Oyj (Paper & Forest
Products)...............................           22,760       396,793
UPM-Kymmene Oyj (Paper & Forest
Products)...............................           15,526       625,481
                                                           ------------
                                                              6,074,640
                                                           ------------

FRANCE--7.3%
Air Liquide SA (Chemicals
(Specialty))............................            3,636       608,624
Alcatel (Communications Equipment)......            6,319     1,451,034
Alstom (Engineering &
Construction)(b)........................           12,164       405,508
Axa (Insurance (Multi-Line))............            5,655       788,249
Axa Sponsored ADR (Insurance
(Life/Health))..........................            2,900       205,900
Canal Plus (Broadcasting (Television,
Radio & Cable)).........................            6,216       904,635

Carrefour SA (Retail (Food Chains)).....            6,224     1,147,764
Castorama Dubois (Retail (Building
Supplies))..............................            3,722     1,132,082
Coflexip SA (Metal Fabricators).........            9,077       659,589
Coflexip SA Sponsored ADR (Engineering &
Construction)...........................            2,900       110,200

Compagnie de Saint-Gobain (Manufacturing
(Diversified))..........................            1,755       330,002

Dexia France (Banks (Major Regional))...              245        40,591
Lafarge SA (Construction (Cement &
Aggregates))............................           12,111     1,410,043

                       See Notes to Financial Statements                       3

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
FRANCE--CONTINUED
Pechiney SA Class A (Containers &
Packaging (Paper))......................           11,062  $    790,461
Renault SA (Automobiles)................           12,343       594,960
Sanofi-Synthelabo SA (Health Care
(Diversified))(b).......................           14,339       597,013

Schneider Electric SA (Electrical
Equipment)..............................            9,721       763,170
Societe Generale Class A (Banks (Major
Regional))..............................            4,213       980,162
Suez Lyonnaise des Eaux SA (Engineering
& Construction).........................            2,608       417,900

Total Fina SA Class B (Oil & Gas
(Refining & Marketing)).................           14,450     1,928,316

Total Fina SA Sponsored ADR (Oil
(International Integrated)).............            2,185       151,311
Valeo SA (Auto Parts & Equipment).......            8,927       688,698
Vivendi (Manufacturing (Diversified))...            9,525       860,022
                                                           ------------
                                                             16,966,234
                                                           ------------

GERMANY--5.9%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................            3,010     1,011,013
BASF AG (Chemicals (Diversified)).......           20,847     1,070,800
Bayer AG (Chemicals (Diversified))......           14,339       678,752
Bewag AG (Electric Companies)...........           19,640       227,475
DaimlerChrysler AG (Automobiles)........           12,692       986,829
Deutsche Bank AG (Banks (Major
Regional))..............................           11,329       956,729
Deutsche Lufthansa AG (Airlines)........           44,384     1,032,602
Deutsche Telekom AG (Telephone).........            7,005       500,911
HypoVereinsbank AG (Banks (Major
Regional))..............................           12,007       819,896
Mannesmann AG (Telephone)...............            7,335     1,769,295
Metro AG (Retail (Specialty))...........           16,336       878,580
Muenchener
Rueckversicherungs-Gesellschaft AG
(Insurance (Multi-Line))................            4,883     1,238,332

RWE AG (Manufacturing (Diversified))....           16,721       655,098
SAP AG Sponsored ADR (Computers
(Software & Services))(b)...............           30,000     1,561,875

Volkswagen AG (Automobiles).............            5,216       293,922
                                                           ------------
                                                             13,682,109
                                                           ------------
                                                SHARES        VALUE
                                              -----------  ------------

GREECE--0.2%
Hellenic Telecommunications Organization
SA (Telephone)..........................           18,700  $    444,383
                                                           ------------

HONG KONG--1.4%
Cheung Kong (Holdings) Ltd. (Financial
(Diversified))..........................           40,000       508,137

Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........        3,060,000     2,696,469
                                                           ------------
                                                              3,204,606
                                                           ------------

HUNGARY--0.3%
Magyar Tavkozlesi Rt Sponsored ADR
(Telecommunications (Long Distance))....           17,900       644,400
                                                           ------------

INDIA--0.8%
BSES Ltd. GDR (Electric Companies)(b)...           50,000       650,000
Mahanagar Telephone Nigam Ltd. GDR
(Telecommunications (Long Distance))....          107,000     1,214,450
                                                           ------------
                                                              1,864,450
                                                           ------------

INDONESIA--0.3%
PT Indosat (Telecommunications (Long
Distance))..............................          135,000       301,395
PT Indosat (Persero) Tbk ADR
(Telecommunications (Long Distance))....           22,000       475,750
                                                           ------------
                                                                777,145
                                                           ------------

ISRAEL--0.2%
Bank Hapoalim Ltd. (Banks (Major
Regional))..............................          121,000       376,787
                                                           ------------

ITALY--2.0%
Assicurazioni Generali (Insurance
(Life/Health))..........................           18,741       619,100
Banca Intesa SPA (Banks (Major
Regional))..............................          308,236       627,089
Beni Stabili SPA (Financial
(Diversified))(b).......................           40,891        14,414
Eni SPA (Oil (Domestic Integrated)).....          116,208       639,033
San Paolo-IMI SPA (Banks (Major
Regional))..............................           44,081       598,905
Telecom Italia Mobile SPA (Telephone)...           55,766       622,867
Telecom Italia SPA (Telephone)..........           63,121       890,013
Telecom Italia SPA Sponsored ADR
(Telecommunications (Long Distance))....            4,000       560,000
                                                           ------------
                                                              4,571,421
                                                           ------------

JAPAN--9.0%
Asahi Bank Ltd. (The) (Banks (Major
Regional))..............................          140,000       863,267
Canon, Inc. (Office Equipment &
Supplies)...............................           28,000     1,112,655
Circle K Japan Co., Ltd. (Retail (Food
Chains))................................           19,000       779,192

  4                    See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
JAPAN--CONTINUED
Dai Nippon Printing Co., Ltd. (Specialty
Printing)...............................           49,000  $    781,736
Fuji Photo Film Co.
(Photography/Imaging)...................           22,000       803,171
Fujitsu Ltd. (Computers (Hardware)).....           21,000       957,815
Hitachi Credit Corp. (Consumer
Finance)................................           36,000       731,134
Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................            9,000       977,782
Kao Corp. (Household Products
(Non-Durable))..........................           28,000       798,865
Mabuchi Motor Co., Ltd. (Electrical
Equipment)..............................            6,000     1,047,078
NTT Mobile Communications Network, Inc.
(Telecommunications
(Cellular/Wireless))....................              320     1,230,890
Nikko Securities Co., Ltd. (The)
(Investment Banking/Brokerage)..........           75,000       949,153

Nippon Telegraph & Telephone Corp.
(Telephone).............................              720     1,233,239
Rinnai Corp. (Household Furnishings &
Appliances).............................           31,900       593,227

Rohm Co., Ltd. (Electronics
(Semiconductors)).......................            4,000     1,644,318
Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........           47,000       966,037

Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................           83,000     1,009,778
Secom Co., Ltd. (Services (Commercial &
Consumer))..............................            6,000       660,664

Sharp Corp. (Household Furnishings &
Appliances).............................           54,000     1,382,108

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................           20,000       861,310

Suzuki Motor Corp. (Automobiles)........           56,000       817,226
Yamato Transport Co. Ltd. (Air
Freight)................................           22,000       852,697
                                                           ------------
                                                             21,053,342
                                                           ------------

MALAYSIA--0.2%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic)).................          100,000       307,891

Malaysian Oxygen Berhad (Chemicals
(Specialty))............................           61,000       150,893
                                                           ------------
                                                                458,784
                                                           ------------
MEXICO--1.0%
Cemex SA de C.V. Sponsored ADR
(Construction (Cement &
Aggregates))(b).........................           16,800       468,300

Coca-Cola Femsa SA Sponsored ADR
(Beverages (Non-Alcoholic)).............           34,500       605,906
                                                SHARES        VALUE
                                              -----------  ------------
MEXICO--CONTINUED

Fomento Economico Mexicano SA de CV ADR
(Beverages (Alcoholic)).................            3,400  $    151,300

Grupo Televisa SA Sponsored GDR
(Broadcasting (Television, Radio &
Cable))(b)..............................            6,000       409,500

Telefonos de Mexico SA Sponsored ADR
Class L (Telecommunications (Long
Distance))..............................            6,000       675,000
                                                           ------------
                                                              2,310,006
                                                           ------------

NETHERLANDS--5.0%
ASM Lithography Holding NV (Equipment
(Semiconductor))(b).....................            8,495       943,699

Elsevier NV (Publishing)................           33,394       398,885
Equant NV (Services (Data
Processing))(b).........................           11,331     1,286,135
Fortis (NL) NV (Financial
(Diversified))..........................           26,714       961,855
Gucci Group (Textiles (Apparel))........            6,019       694,104
Gucci Group (Manufacturing
(Diversified))..........................            1,800       206,100
Heineken NV (Beverages (Alcoholic)).....           12,500       609,578
IHC Caland NV (Oil & Gas (Drilling &
Equipment)).............................            8,171       298,317

ING Groep NV (Financial
(Diversified))..........................           18,545     1,119,536
KPN NV (Telephone)......................            9,409       918,252
Koninklijke (Royal) Philips Electronics
NV (Electronics (Component
Distributors))..........................            7,892     1,073,039

Koninklijke (Royal) Philips Electronics
NV NY Registered Shares (Electrical
Equipment)..............................            1,932       260,820

Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))............................           14,670       899,053

STMicroelectronics NV (Electronics
(Semiconductors)).......................            2,700       415,510

Unilever NV CVA (Foods).................           14,561       804,235
United Pan-Europe Communications NV
(Broadcasting (Television, Radio &
Cable))(b)..............................            3,235       413,783

Wolters Kluwer NV (Publishing)..........            9,981       337,760
                                                           ------------
                                                             11,640,661
                                                           ------------

NEW ZEALAND--0.1%
Telecom Corporation of New Zealand Ltd.
(Telephone).............................           75,000       352,687
                                                           ------------

                       See Notes to Financial Statements                       5

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
PHILIPPINES--0.2%
Ayala Land, Inc. (Financial
(Diversified))..........................        2,000,000  $    521,092
                                                           ------------

POLAND--0.2%
Elektrim Spolka Akcyjna SA (Distributors
(Food & Health))(b).....................           39,800       394,631
                                                           ------------
PORTUGAL--0.2%
Portugal Telecom SA (Telephone).........           38,090       417,766
                                                           ------------

SINGAPORE--1.8%
Datacraft Asia Ltd. (Computers
(Networking))...........................           63,850       529,955
Singapore Airlines Ltd. (Airlines)......          155,000     1,758,931
United Overseas Bank Ltd. (Banks (Major
Regional))..............................          221,760     1,957,293
                                                           ------------
                                                              4,246,179
                                                           ------------

SOUTH AFRICA--0.6%
BOE Ltd. (Financial (Diversified))......          233,930       228,039
De Beers (Metals Mining)................           18,075       525,658
Metro Cash and Carry Ltd. (Retail
(Specialty))............................          535,000       608,448
                                                           ------------
                                                              1,362,145
                                                           ------------

SOUTH KOREA--0.7%
Kookmin Bank (Banks (Major Regional))...           39,808       624,027
Pohang Iron & Steel Co., Ltd. (Iron &
Steel)..................................            8,000       943,784
                                                           ------------
                                                              1,567,811
                                                           ------------

SPAIN--2.0%
Argentaria, Caja Postal y Banco
Hipotecario de Espana SA (Banks (Major
Regional))..............................           23,687       556,569

Banco Popular Espanol SA (Banks (Major
Regional))..............................           13,631       888,919

Banco Santander Central Hispano SA
(Banks (Major Regional))................           34,929       395,409

Banco Santander Central Hispano, SA
Sponsored ADR (Banks (Money Center))....           13,700       160,119

Groupo Dragados SA (Engineering &
Construction)...........................           27,800       245,269
Iberdrola SA (Electric Companies).......           30,172       418,136
Repsol-YPF SA (Oil & Gas (Refining &
Marketing)).............................           30,080       697,393
                                                SHARES        VALUE
                                              -----------  ------------
SPAIN--CONTINUED

Telefonia SA Sponsored ADR
(Telecommunications (Long
Distance))(b)...........................              918  $     72,350

Telefonica SA (Telephone)(b)............           50,011     1,249,142
                                                           ------------
                                                              4,683,306
                                                           ------------

SWEDEN--3.9%
ABB Ltd. (Electrical Equipment)(b)......            6,015       733,140
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........            7,280       308,040

Electrolux AB (Household Furnishings &
Appliances).............................           42,388     1,066,177

SKF AB (Metal Fabricators)..............           14,010       340,864
SSAB Svenskt Stal AB Series A (Iron &
Steel)..................................           51,765       803,124
Sandvik AB Class B (Machinery
(Diversified))..........................           25,467       811,184
Skandia Forsakrings AB (Insurance
(Life/Health))..........................           46,172     1,394,711
Skandinaviska Enskilda Banken Class A
(Banks (Major Regional))................           62,543       632,193

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment)..............           34,926     2,245,477

Telefonaktiebolaget LM Ericsson
Sponsored ADR (Communications
Equipment)..............................           12,900       847,369
                                                           ------------
                                                              9,182,279
                                                           ------------

SWITZERLAND--3.6%
Credit Suisse Group (Banks (Major
Regional))..............................            4,912       976,354
Nestle SA (Foods).......................              602     1,102,829
Novartis AG Registered Shares (Health
Care (Drugs-Major Pharmaceuticals)).....            1,125     1,651,856

Roche Holding AG (Health Care
(Drugs-Major Pharmaceuticals))..........              139     1,649,878

Swisscom AG (Telephone).................            1,560       630,936
Synthes-Stratec, Inc. (Health Care
(Medical Products & Supplies))(b).......              920       421,202

UBS AG (Banks (Major Regional)).........            5,249     1,417,490
Zurich Allied AG (Financial
(Diversified))..........................            1,086       619,285
                                                           ------------
                                                              8,469,830
                                                           ------------

TAIWAN--0.1%
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................           39,913       164,641
                                                           ------------

  6                    See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
THAILAND--0.2%
BEC World Public Co. Ltd.
(Entertainment).........................           83,000  $    586,168
                                                           ------------

TURKEY--0.8%
Haci Omer Sabanci Holding AS (Investment
Management).............................       13,044,000       757,533

Yapi ve Kredi Bankasi AS (Banks (Major
Regional))..............................       32,600,000     1,006,729
                                                           ------------
                                                              1,764,262
                                                           ------------

UNITED KINGDOM--11.2%
3i Group PLC (Investment
Banking/Brokerage)......................           51,712       923,011
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........           26,370     1,093,852

BG Group PLC (Natural Gas)..............           55,567       359,030
BOC Group PLC (Chemicals (Specialty))...           16,459       353,597
BP Amoco PLC (Oil (Domestic
Integrated))............................          223,378     2,246,120
Bank of Scotland (Banks (Major
Regional))..............................           56,916       661,023
Barclays PLC (Banks (Major Regional))...           25,004       719,731
Bass PLC (Beverages (Alcoholic))........           31,419       391,037
Berkeley Group PLC (The)
(Homebuilding)..........................           30,194       348,722
British Aerospace PLC
(Aerospace/Defense).....................           64,796       429,126
British American Tobacco PLC
(Tobacco)...............................           44,056       250,318
British Telecommunications PLC
(Telephone).............................           86,549     2,115,214
Cable & Wireless PLC (Telephone)........           39,368       667,071
Colt Telecom Group PLC (Telephone)(b)...            8,241       421,847
Compass Group PLC (Services (Commercial
& Consumer))............................           19,171       263,219

Diageo PLC (Beverages (Alcoholic))......           28,334       227,924
Dixons Group PLC (Retail (Computers &
Electronics))...........................            9,900       238,113

FirstGroup PLC (Services (Commercial &
Consumer))..............................           76,938       301,374
Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals))..........           48,837     1,380,512
Granada Group PLC (Restaurants).........           34,005       344,675
HSBC Holdings PLC (Financial
(Diversified))..........................           82,881     1,155,364
Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................           91,045       291,556
Invensys PLC (Machinery
(Diversified))..........................           84,864       461,962
                                                SHARES        VALUE
                                              -----------  ------------
UNITED KINGDOM--CONTINUED
Legal & General Group PLC (Insurance
(Multi-Line))...........................          198,429  $    540,080

Lloyds TSB Group PLC (Financial
(Diversified))..........................           80,554     1,007,771
Logica PLC (Services (Data
Processing))............................           36,144       932,383
National Westminster Bank PLC (Banks
(Major Regional)).......................           36,620       786,725

Norwich Union PLC (Insurance
(Life/Health))..........................           56,148       415,841
RMC Group PLC (Construction (Cement &
Aggregates))............................           26,680       359,853

Reuters Holdings Group PLC
(Publishing)............................           22,638       310,638
Rio Tinto PLC (Metals Mining)...........           29,383       709,562
Royal & Sun Alliance Insurance Group PLC
(Insurance (Multi-Line))................           61,252       466,504

Sage Group PLC (The) (Computers
(Software & Services))..................           22,460       274,093

Schroders PLC (Investment
Banking/Brokerage)......................           16,349       329,050
Serco Group PLC (Services (Commercial &
Consumer))..............................           10,423       327,045

Shell Transport & Trading Co. PLC (Oil
(Domestic Integrated))..................          102,856       854,807

SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........           63,322       808,044

Smiths Industries PLC
(Aerospace/Defense).....................           15,692       230,027
Thames Water PLC (Water Utilities)......           16,348       203,861
Vodafone Group PLC (Telecommunications
(Cellular/Wireless))....................          353,457     1,751,356

Woolwich PLC (Consumer Finance).........           42,238       233,337
                                                           ------------
                                                             26,185,375
                                                           ------------
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $113,634,026)                              150,385,699
-----------------------------------------------------------------------

WARRANTS--0.0%

BELGIUM--0.0%
Dexia Strips (Banks (Major
Regional))(b)...........................            3,220           162
                                                           ------------

                       See Notes to Financial Statements                       7

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                SHARES        VALUE
                                              -----------  ------------
GERMANY--0.0%
Muenchener
Rueckversicherungs-Gesellschaft AG
Warrants (Insurance (Multi-Line))(b)....               94    $    4,999
-----------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                              5,161
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.4%
(IDENTIFIED COST $188,185,827)                              232,188,991
-----------------------------------------------------------------------

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)
                                      ---------  --------
SHORT-TERM OBLIGATIONS--1.2%
COMMERCIAL PAPER--1.2%
Koch Industries, Inc. 7.50%,
1/3/00..............................    A-1+     $  2,780      2,778,842
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,778,842)                                   2,778,842
------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $190,964,669)                               234,967,833(a)
Cash and receivables, less liabilities--(0.6%)                (1,492,882)
                                                           -------------
NET ASSETS--100.0%                                         $ 233,474,951
                                                           =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $53,208,252 and gross depreciation of $10,228,809 for federal income tax purposes. At
     December 31, 1999, the aggregate cost of securities for federal income tax purposes was $191,988,390.
(b)  Non-income producing.

  8
                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................       0.8%
Air Freight.............................       0.4
Airlines................................       1.2
Auto Parts & Equipment..................       1.1
Automobiles.............................       1.2
Banks (Major Regional)..................       8.2
Banks (Money Center)....................       2.8
Beverages (Alcoholic)...................       0.7
Beverages (Non-Alcoholic)...............       0.3
Broadcasting (Television, Radio &
  Cable)................................       1.4
Chemicals (Diversified).................       0.9
Chemicals (Specialty)...................       0.8
Communications Equipment................       3.8
Computers (Hardware)....................       2.4
Computers (Networking)..................       0.6
Computers (Software & Services).........       2.7
Construction (Cement & Aggregates)......       1.0
Consumer Finance........................       0.4
Containers & Packaging (Paper)..........       0.3
Distributors (Food & Health)............       0.2
Electric Companies......................       0.6
Electrical Equipment....................       2.4
Electronics (Component Distributors)....       1.6
Electronics (Semiconductors)............       2.2
Engineering & Construction..............       2.8
Entertainment...........................       0.3
Equipment (Semiconductor)...............       0.4
Financial (Diversified).................       5.6
Foods...................................       1.6
Gaming, Lottery & Pari-Mutuel...........       0.1
Health Care (Diversified)...............       0.3
Health Care (Drugs-Major
  Pharmaceuticals)......................       3.4
Health Care (Generic And Other).........       0.5
Health Care (Medical Products &
  Supplies).............................       0.2
Health Care (Specialized Services)......       0.2
Homebuilding............................       0.1
Household Furnishings & Appliances......       1.3
Household Products (Non-Durable)........       0.6
Insurance (Life/Health).................       1.0%
Insurance (Multi-Line)..................       3.9
Insurance (Property-Casualty)...........       0.6
Investment Banking/Brokerage............       1.8
Investment Management...................       0.3
Iron & Steel............................       0.8
Machinery (Diversified).................       1.2
Manufacturing (Diversified).............       7.6
Manufacturing (Specialized).............       0.3
Metals Fabricators......................       0.4
Metals Mining...........................       0.5
Natural Gas.............................       0.5
Office Equipment & Supplies.............       0.5
Oil & Gas (Drilling & Equipment)........       0.1
Oil & Gas (Exploration & Production)....       0.1
Oil & Gas (Refining & Marketing)........       1.1
Oil (Domestic Integrated)...............       2.0
Oil (International Integrated)..........       0.1
Paper & Forest Products.................       0.4
Personal Care...........................       0.1
Photography/Imaging.....................       0.3
Publishing..............................       0.5
Restaurants.............................       0.1
Retail (Building Supplies)..............       0.5
Retail (Computers & Electronics)........       0.1
Retail (Food Chains)....................       1.3
Retail (General Merchandise)............       0.1
Retail (Specialty)......................       1.2
Services (Commercial & Consumer)........       1.9
Services (Data Processing)..............       1.5
Specialty Printing......................       0.3
Telecommunications
  (Cellular/Wireless)...................       1.5
Telecommunications (Long Distance)......       3.5
Telephone...............................       7.6
Textiles (Apparel)......................       0.3
Tobacco.................................       0.1
Water Utilities.........................       0.1
                                          --------
                                             100.0%
                                          ========

Phoenix-Aberdeen Worldwide Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $190,964,669)                              $  234,967,833
Cash                                                                   6,135
Foreign currency at value (Identified cost $40)                           37
Receivables
  Investment securities sold                                           4,718
  Fund shares sold                                                   422,151
  Dividends                                                          141,485
  Tax reclaim                                                        137,950
Prepaid expenses                                                       3,040
                                                              --------------
    Total assets                                                 235,683,349
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          1,724,710
  Investment advisory fee                                            145,637
  Transfer agent fee                                                  75,288
  Distribution fee                                                    63,556
  Financial agent fee                                                 18,374
  Trustees' fee                                                        5,768
Accrued expenses                                                     175,065
                                                              --------------
    Total liabilities                                              2,208,398
                                                              --------------
NET ASSETS                                                    $  233,474,951
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  191,239,613
Undistributed net investment loss                                   (664,539)
Accumulated net realized gain                                      3,750,232
Net unrealized appreciation                                       39,149,645
                                                              --------------
NET ASSETS                                                    $  233,474,951
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $209,145,353)               19,769,715
Net asset value per share                                             $10.58
Offering price per share $10.58/(1-4.75%)                             $11.11
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,290,619)                 1,832,141
Net asset value and offering price per share                           $9.98
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,038,979)                    606,293
Net asset value and offering price per share                           $9.96

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   1,133,808
Interest                                                            166,977
Foreign taxes withheld                                              (52,029)
                                                              -------------
  Total investment income                                         1,248,756
                                                              -------------
EXPENSES
Investment advisory fee                                             777,854
Distribution fee, Class A                                           238,034
Distribution fee, Class B                                            71,256
Distribution fee, Class C                                            13,750
Financial agent fee                                                 104,869
Transfer agent                                                      218,629
Custodian                                                           113,149
Printing                                                             68,160
Professional                                                         33,957
Registration                                                         25,132
Trustees                                                              6,309
Miscellaneous                                                        18,680
                                                              -------------
  Total expenses                                                  1,689,779
                                                              -------------
NET INVESTMENT LOSS                                                (441,023)
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   7,021,694
Net realized loss on foreign currency transactions                  (18,653)
Net change in unrealized appreciation (depreciation) on
  investments                                                    21,313,243
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                    532
                                                              -------------
NET GAIN ON INVESTMENTS                                          28,316,816
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  27,875,793
                                                              =============

10                     See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                            12/31/99      Year Ended
                                           (Unaudited)     6/30/99
                                          -------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    (441,023) $     61,041
  Net realized gain (loss)                    7,003,041    50,145,530
  Net change in unrealized appreciation
    (depreciation)                           21,313,775   (33,670,686)
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                27,875,793    16,535,885
                                          -------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (25,806,512)  (34,904,402)
  Net realized gains, Class B                (1,912,082)   (2,069,960)
  Net realized gains, Class C                  (251,973)      (20,465)
                                          -------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (27,970,567)  (36,994,827)
                                          -------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (14,972,343 and 12,453,031 shares,
    respectively)                           152,323,507   136,514,002
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (1,312,244 and 0 shares,
    respectively) (See Note 4)               12,184,288            --
  Net asset value of shares issued from
    reinvestment of distributions
    (2,527,125 and 3,086,328 shares,
    respectively)                            23,912,354    31,171,910
  Cost of shares repurchased (16,664,208
    and 12,685,436 shares, respectively)   (171,036,930) (139,064,651)
                                          -------------  ------------
Total                                        17,383,219    28,621,261
                                          -------------  ------------
CLASS B
  Proceeds from sales of shares (382,517
    and 986,822 shares, respectively)         3,664,419    10,356,022
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (549,899 and 0 shares,
    respectively) (See Note 4)                4,830,309            --
  Net asset value of shares issued from
    reinvestment of distributions
    (193,866 and 177,841 shares,
    respectively)                             1,739,379     1,723,276
  Cost of shares repurchased (477,189
    and 883,524 shares, respectively)        (4,548,342)   (9,320,274)
                                          -------------  ------------
Total                                         5,685,765     2,759,024
                                          -------------  ------------
CLASS C
  Proceeds from sales of shares (103,921
    and 83,139 shares, respectively)          1,005,592       877,235
  Net asset value of shares issued from
    Phoenix-Engemann Global Growth Fund
    merger (421,337 and 0 shares,
    respectively) (See Note 4)                3,694,337            --
  Net asset value of shares issued from
    reinvestment of distributions
    (23,826 and 2,112 shares,
    respectively)                               216,109        20,465
  Cost of shares repurchased (23,194 and
    4,848 shares, respectively)                (223,629)      (54,062)
                                          -------------  ------------
Total                                         4,692,409       843,638
                                          -------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       27,761,393    32,223,923
                                          -------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS      27,666,619    11,764,981
                                          -------------  ------------
NET ASSETS
  Beginning of period                       205,808,332   194,043,351
                                          -------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($664,539) AND
    ($223,516), RESPECTIVELY]             $ 233,474,951  $205,808,332
                                          =============  ============

                       See Notes to Financial Statements                      11

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                      -------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                               YEAR ENDED JUNE 30,
                                       12/31/99    ------------------------------------------------------------------------
                                      (UNAUDITED)      1999            1998            1997            1996            1995
Net asset value, beginning of period     $ 10.93   $  12.40        $  10.75        $  10.29        $   9.04        $  10.17
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)             (0.02)(1)     0.01(1)       0.02            0.03(1)        (0.02)(1)        0.01(1)
  Net realized and unrealized gain          1.21       0.90            2.97            1.25            1.87            0.56
                                         -------   --------        --------        --------        --------        --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          1.19       0.91            2.99            1.28            1.85            0.57
                                         -------   --------        --------        --------        --------        --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    --         --           (0.13)          (0.04)             --              --
  Dividends from net realized gains        (1.54)     (2.38)          (1.20)          (0.78)          (0.60)          (1.37)
  In excess of net investment income          --         --           (0.01)             --              --              --
  In excess of net realized gains             --         --              --              --              --           (0.33)
                                         -------   --------        --------        --------        --------        --------
      TOTAL DISTRIBUTIONS                  (1.54)     (2.38)          (1.34)          (0.82)          (0.60)          (1.70)
                                         -------   --------        --------        --------        --------        --------
Change in net asset value                  (0.35)     (1.47)           1.65            0.46            1.25           (1.13)
                                         -------   --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD            $10.58     $10.93          $12.40          $10.75          $10.29          $ 9.04
                                         =======   ========        ========        ========        ========        ========
Total return(2)                            12.77%(3)     8.90%        31.45%          13.40%          21.39%           6.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $209,145   $192,619        $183,188        $153,005        $146,052        $126,481
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        1.57%(4)     1.45%         1.42%           1.53%           1.60%           1.80%
  Net investment income (loss)             (0.36)%(4)     0.07%        0.21%           0.34%          (0.19)%          0.16%
Portfolio turnover                            52%(3)      166%          156%            234%            245%            277%

                                                                              CLASS B
                                      ---------------------------------------------------------------------------------------
                                      SIX MONTHS                                                                      FROM
                                         ENDED                       YEAR ENDED JUNE 30,                           INCEPTION
                                       12/31/99    --------------------------------------------------------        7/15/94 TO
                                      (UNAUDITED)      1999            1998            1997            1996         6/30/95
Net asset value, beginning of period     $ 10.44   $ 12.04         $ 10.53         $ 10.14         $  8.98          $  10.40
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)             (0.06)(1)   (0.07)(1)     (0.06)          (0.03)(1)       (0.08)(1)         (0.02)(1)
  Net realized and unrealized gain          1.14      0.85            2.90            1.21            1.84              0.30
                                         -------   --------        --------        --------        --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                          1.08      0.78            2.84            1.18            1.76              0.28
                                         -------   --------        --------        --------        --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                    --        --           (0.11)          (0.01)             --                --
  Dividends from net realized gains        (1.54)    (2.38)          (1.20)          (0.78)          (0.60)            (1.37)
  In excess of net investment income          --        --           (0.02)             --              --                --
  In excess of net realized gains             --        --              --              --              --             (0.33)
                                         -------   --------        --------        --------        --------         --------
      TOTAL DISTRIBUTIONS                  (1.54)    (2.38)          (1.33)          (0.79)          (0.60)            (1.70)
                                         -------   --------        --------        --------        --------         --------
Change in net asset value                  (0.46)    (1.60)           1.51            0.39            1.16             (1.42)
                                         -------   --------        --------        --------        --------         --------
NET ASSET VALUE, END OF PERIOD           $  9.98   $ 10.44         $ 12.04         $ 10.53         $ 10.14          $   8.98
                                         =======   ========        ========        ========        ========         ========
Total return(2)                            12.28%(3)    7.99%        30.61%          12.46%          20.50%             3.54%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                          $18,291   $12,351         $10,855          $8,412          $5,709            $2,849
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.33%(4)    2.21%         2.17%           2.29%           2.34%             2.61%(4)
  Net investment income (loss)             (1.15)%(4)   (0.65)%      (0.54)%         (0.35)%         (0.86)%           (0.33)%(4)
Portfolio turnover                            52%(3)     166%          156%            234%            245%              277%(3)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

12
                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  CLASS C
                                          ------------------------
                                          SIX MONTHS      FROM
                                             ENDED      INCEPTION
                                           12/31/99    12/16/98 TO
                                          (UNAUDITED)    6/30/99
Net asset value, beginning of period        $10.42         $11.62
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)               (0.06)(1)         --(1)
  Net realized and unrealized gain            1.14           1.18
                                            ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            1.08           1.18
                                            ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             --
  Dividends from net realized gains          (1.54)         (2.38)
  In excess of net investment income            --             --
  In excess of net realized gains               --             --
                                            ------         ------
      TOTAL DISTRIBUTIONS                    (1.54)         (2.38)
                                            ------         ------
Change in net asset value                    (0.46)         (1.20)
                                            ------         ------
NET ASSET VALUE, END OF PERIOD              $ 9.96         $10.42
                                            ======         ======
Total return(2)                              12.29%(3)      11.68%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                             $6,039           $838

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.40%(4)       2.28%(4)
  Net investment income (loss)               (1.37)%(4)       0.04%(4)
Portfolio turnover                              52%(3)        166%(3)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation by investing in equity securities of domestic and non-U.S. issuers. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

  As compensation for their services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% between $1 billion and $2 billion, and 0.65% in excess of $2 billion.

  Aberdeen Fund Managers, Inc. ("Aberdeen"), a subsidiary of Aberdeen Asset Management PLC, is the subadviser to the Phoenix-Aberdeen Worldwide Opportunities Fund. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen Worldwide Opportunities Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $4,486 for Class A shares and deferred sales charges of $15,178 for Class B shares and $108 for Class C shares for the six months ended December 31, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended December 31, 1999, approximately $134,105 was retained by the Distributor, $178,798 was paid to unaffiliated participants and $10,137 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended December 31, 1999, transfer agent fees were $218,629 of which PEPCO retained $83,646 which is net of the fees paid to State Street.

  At December 31, 1999, PHL and affiliates held 281 Class A shares, 2 Class B shares and 12,591 Class C shares of the Fund with a combined value of $128,398.

3. PURCHASE AND SALE OF SECURITIES

  Portfolio purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 1999 aggregated $104,552,106 and $107,712,725 respectively. There were no purchases or sales of long-term U.S. Government securities.

4. MERGER

  On October 20, 1999, the Board of Trustees of Phoenix-Engemann Funds unanimously approved an Agreement and Plan of Reorganization relating to the proposed combination of the Phoenix-Aberdeen Worldwide Opportunities Fund and the Phoenix-Engemann Global Growth Fund.

  Pursuant to the Agreement, the Global Growth Fund transferred substantially all of its assets to the Worldwide Opportunities Fund in exchange for shares of the Worldwide Opportunities Fund and the assumption by the Worldwide Opportunities Fund of certain identified liabilities of the Global Growth Fund. Following the exchange, the Global Growth Fund distributed the shares of the Worldwide Opportunities Fund to its shareholders pro rata, in liquidation of the Global Growth Fund.

  On October 22, 1999 the Fund acquired all the net assets of the Phoenix-Engemann Global Growth Fund ("Global Growth Fund"). The acquisition was accomplished by a tax-free exchange of 1,312,244 Class A shares of the Fund, 549,899 Class B shares of the Fund and 421,337 Class C shares of the Fund (valued at $12,184,288, $4,830,309 and $3,694,337, respectively) for 513,377
Global Growth Fund Class A shares, 208,541 Global Growth Fund Class B shares, and 159,597 Global Growth Fund Class C shares outstanding on October 22, 1999. The Global Growth Fund's net assets at that date of $20,708,934, including $4,847,652 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $209,751,070.

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

  This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by and effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Global Growth Fund of Phoenix-Engemann Funds was held on October 20, 1999 to approve the following matter:

    1. Approval of a merger with Phoenix-Aberdeen Worldwide Opportunities Fund

On the record date for this meeting there were 911,386 shares outstanding and 52.58% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                             FOR      AGAINST    ABSTAIN
                                          ---------  ---------  ---------
1. Approval of merger                      464,354      3,282     11,594

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Michael Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574 (option 0)
Investment Strategy Hotline  1-800-243-4361 (option 2)
Marketing Department         1-800-243-4361 (option 3)
Text Telephone               1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION                          PRSRT STD
PO Box 2200                                                U.S. Postage
Enfield CT 06083-2200                                         PAID
                                                          Springfield, MA
                                                          Permit No. 444


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